Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of detailed information about changes in non-cash working capital
Changes in non-cash working capital:

		For the year ended December 31,
	2023	2022
Trade receivables and other assets	$4,784	$(3,726)
Accounts payable and accrued liabilities	523	4
Advances from joint venture partners	(709)	507
Total	$4,598	$(3,215)

Disclosure of interest and income tax paid
During the years ended December 31, 2023 and 2022, the Company paid interest and income tax as follows:

		For the year ended December 31,
	2023	2022
Interest paid	$3,142	$3,167
Income taxes paid	581	167
Total	$3,723	$3,334

Disclosure of other non-cash operating activities
Other non-cash operating activities:

		For the year ended December 31,
	2023	2022
Gain on revaluation of derivative liabilities	$(551)	$-
Gain on sale of subsidiaries	(734)	-
Loss on disposal of property and equipment	3	-
Realized loss on sale of investments	73	350
Unrealized foreign exchange gain	(366)	(2,624)
Total	$(1,575)	$(2,274)

Disclosure of other investing activities
Other investing activities:

		For the year ended December 31,
	2023	2022
Option payments received	$179	$473
Interest received on cash and cash equivalents	261	40
Purchase and sale of property and equipment, net	(169)	(699)
Reclamation bonds	177	362
Total	$448	$176